Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)
Schedule H, Line 4i - Schedule of Assets
Schedule H, Line 4i - Schedule of Assets

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

EIN: 54-0169510 Plan No. 002

December 31, 2025

	Description of Investment,
	Including Maturity Date,
Identity of Issuer, Borrower, Lessor	Rate of Interest, Collateral,
or Similar Party	Par or Maturity Value	Value

Registered Investment Companies
American EuroPacific Growth Class R6 Fund	Mutual Fund	$956,700
Cohen & Steers Real Estate Securities Z Fund	Mutual Fund	466,739
DFA Emerging Markets Core Equity Fund	Mutual Fund	832,033
Fidelity 500 Index Fund	Mutual Fund	5,512,789
Fidelity Extended Market Index Fund	Mutual Fund	353,125
Fidelity Total International Index Fund	Mutual Fund	539,253
Fidelity US Bond Index Fund	Mutual Fund	790,408
JPMorgan Mid Cap Growth R6 Fund	Mutual Fund	1,391,420
Pimco RAE US Small Institutional Fund	Mutual Fund	875,259
Pimco Real Return Institutional Fund	Mutual Fund	151,427
State Street Short Term Investment Fund	Mutual Fund	76,158
Vanguard Equity Income Adm Fund	Mutual Fund	2,364,540
Victory Sycamore Established Value R6 Fund	Mutual Fund	1,200,168
*Voya Govt Money Market A Fund	Mutual Fund	70,157
*Voya Intermediate Bond R6 Fund	Mutual Fund	390,621
		15,970,797
Collective Trust Funds
Goldman Sachs Stable Value Institutional S Fund	Collective Trust Fund	5,392,922
Vanguard Target Retirement 2020 Trust II	Collective Trust Fund	1,887,506
Vanguard Target Retirement 2025 Trust II	Collective Trust Fund	5,555,512
Vanguard Target Retirement 2030 Trust II	Collective Trust Fund	7,938,095
Vanguard Target Retirement 2035 Trust II	Collective Trust Fund	8,448,680
Vanguard Target Retirement 2040 Trust II	Collective Trust Fund	3,313,267
Vanguard Target Retirement 2045 Trust II	Collective Trust Fund	4,120,163
Vanguard Target Retirement 2050 Trust II	Collective Trust Fund	3,630,470
Vanguard Target Retirement 2055 Trust II	Collective Trust Fund	1,884,851
Vanguard Target Retirement 2060 Trust II	Collective Trust Fund	1,279,389
Vanguard Target Retirement 2065 Trust II	Collective Trust Fund	327,630
Vanguard Target Retirement 2070 Trust II	Collective Trust Fund	26,185
Vanguard Target Retirement Income Trust II	Collective Trust Fund	965,009
Wasatch Core Growth CIT A Fund	Collective Trust Fund	451,050
Wilmng MFS Growth CIT S Fund	Collective Trust Fund	4,280,542
		49,501,271

Total mutual funds and collective trust funds		65,472,068

Common Stock
*C&F Financial Corporation	Employer Common Stock	2,035,964

Loans
*Notes from participants	Interest Rates Range from 3.50% to 8.75%;
	Maturity Dates through 2051	970,942

Total Assets Held for Investment		$68,478,974

*Denotes party-in-interest